Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Research and Development Expenses

19. Research and Development Expenses

Research and development expenses consist of the following:

	For the Year Ended December 31,
	2018	2019	2020
Employee compensation	311,214	461,922	580,157
Design and development expenses	423,721	603,332	406,216
Depreciation and amortization expenses	19,461	39,648	44,977
Rental and related expenses	11,761	14,269	18,818
Travel expenses	12,827	21,815	9,360
Others	14,733	28,154	40,329
Total	793,717	1,169,140	1,099,857